Details of treasury and other financial risks - Impact of the hedged item and hedging instruments (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Interest rate swaps | Fair value hedges | Interest rate risk
Interest rate swaps
Notional amount	€ 250
Carrying amount	(4)
Change in fair value used for measuring ineffectiveness for the period	(4)
Fixed-rate long-term debt
Fixed-rate long-term debt
Carrying amount	(245)
Accumulated fair value hedge adjustments	4
Change in fair value used for measuring ineffectiveness for the period	€ 4